JPMorgan Corporate Bond Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Corporate Bond Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 449
Expense Example, No Redemption, 3 Years	660
Expense Example, No Redemption, 5 Years	888
Expense Example, No Redemption, 10 Years	1,542
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	454
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,652
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	219
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	$ 929